Document and Entity Information	Nov. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001348911
Document Type	8-K
Document Period End Date	Nov. 04, 2024
Entity Registrant Name	KALVISTA PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36830
Entity Tax Identification Number	20-0915291
Entity Address, Address Line One	55 Cambridge
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite 901E
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	999-0075
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	KALV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false